Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	$ 79,965,183
Exercise of share options by employees (in Shares)	190,250	20,000	47,500
Exercise of share options by employees	30,440	3,200	22,025
Share-based compensation	3,035,122	802,725	1,538,802
Net unrealized losses on available-for-sale securities, net of tax effects		(13,110)	(32,457)
Reclassification adjustment of available-for sale securities, net of tax effects of nil		(45,567)
Foreign currency translation adjustment	1,195,795	130,115	2,928,723
Net income (loss)	(8,573,128)	(11,855,207)	(19,326,909)
Balance	75,770,897	79,965,183
Common Stock [Member] | Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance (in Shares)	110,955,383	110,935,383	110,887,883
Balance	14,328	14,325	14,319
Exercise of share options by employees (in Shares)	190,250	20,000	47,500
Exercise of share options by employees	25	3	6
Balance (in Shares)	111,145,633	110,955,383	110,935,383
Balance	14,353	14,328	14,325
Common Stock [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance (in Shares)	110,955,383	110,935,383	110,887,883
Exercise of share options by employees (in Shares)	190,250	20,000	47,500
Exercise of share options by employees	25	3	6
Balance (in Shares)	111,145,633	110,955,383	110,935,383
Additional Paid-in Capital [Member] | Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	81,163,243	80,446,578	78,974,697
Exercise of share options by employees	30,415	3,197	22,019
Share-based compensation	2,539,274	207,677	945,868
Equity pick up from compensation of a subsidiary	421,473	505,791	503,994
Acquisition of business combination	191,861
Balance	84,346,266	81,163,243	80,446,578
Additional Paid-in Capital [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Exercise of share options by employees	30,415	3,197	22,019
Share-based compensation	2,960,746	713,469	1,449,862
Accumulated Other Comprehensive Income (Loss) [Member] | Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	11,089,820	10,927,248	8,030,982
Net unrealized losses on available-for-sale securities, net of tax effects		(13,110)	(32,457)
Reclassification adjustment of available-for sale securities, net of tax effects of nil		45,567
Foreign currency translation adjustment	1,195,795	130,115	2,928,723
Balance	12,285,615	11,089,820	10,927,248
Accumulated Other Comprehensive Income (Loss) [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Net unrealized losses on available-for-sale securities, net of tax effects		(13,110)	(32,457)
Foreign currency translation adjustment	1,195,795	130,115	2,928,723
Retained Earnings [Member] | Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	(12,302,209)	(447,002)	18,879,907
Net income (loss)	(8,573,128)	(11,855,207)	(19,326,909)
Balance	(20,875,337)	(12,302,209)	(447,002)
Parent Company [Member]
Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Shareholders' Equity [Line Items]
Balance	79,965,182	90,941,149	105,899,905
Exercise of share options by employees	30,440	3,200	22,025
Share-based compensation	2,539,274	207,677	945,868
Equity pick up from compensation of a subsidiary	421,473	505,792	503,994
Acquisition of business combination	191,861
Net unrealized losses on available-for-sale securities, net of tax effects		(13,110)	(32,457)
Reclassification adjustment of available-for sale securities, net of tax effects of nil		45,567
Foreign currency translation adjustment	1,195,795	130,115	2,928,723
Net income (loss)	(8,573,128)	(11,855,207)	(19,326,909)
Balance	$ 75,770,897	$ 79,965,182	$ 90,941,149